Financial Assets at Amortised Cost - Loans and Advances to Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Loans And Receivables [Abstract]
Credit Cards	$ 114,535,142	$ 98,110,800
Consumer loans	28,120,635	32,122,283
Commercial papers	19,117,168	16,794,614
Overdrafts	17,411,178	19,600,558
Real estate mortgage	16,745,745	19,265,842
Loans for the prefinancing and financing of exports	15,979,854	24,908,414
Notes	14,702,105	15,466,297
Pledge loans	11,412,208	11,785,802
Loans to employees	2,131,958	2,333,951
Receivables from financial leases	1,867,439	2,572,772
Other financing	48,301,667	31,299,660
Allowances for loan losses	(12,501,302)	(15,536,909)
TOTAL	$ 277,823,797	$ 258,724,084